Note 11 - Regulatory Matters (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Minimum Capital Required – Basel III (1)		Minimum Required To Be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2018
Common equity Tier 1 to risk-weighted assets	$43.7	12.20%	$16.1	4.50%	$23.3	6.50%
Tier 1 capital to risk weighted assets	43.7	12.20	21.5	6.00	28.7	8.00
Total Capital to risk weighted assets	47.1	13.15	28.7	8.00	35.8	10.00
Tier 1 capital to average assets	43.7	8.74	20.0	4.00	25.0	5.00
	Actual		Minimum Capital Required - Basel III (1)		Minimum Required To Be Considered Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
June 30, 2017
Common equity Tier 1 to risk-weighted assets Bank	$41.4	13.21%	$18.0	4.50%	$20.4	6.50%
Tier 1 capital to risk weighted assets	41.4	13.21	22.7	6.00	25.1	8.00
Total Capital to risk weighted assets	44.5	14.20	29.0	8.00	31.4	10.00
Tier 1 capital to average assets	41.4	9.06	18.3	4.00	22.9	5.00